UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item #1. Reports to Stockholders.

INDEX	Global Strategic Income Fund

GLOBAL STRATEGIC INCOME FUND

Semi-Annual Report to Shareholders

For the Six Months Ended
June 30, 2017
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2017 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

GLOBAL STRATEGIC INCOME FUND
PORTFOLIO HOLDINGS, BY INDUSTRY, AS PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2017 (unaudited)

15%
10%
5%
0%
Percentage of Net Assets
Aerospace
Airlines
Beverages
Beverages - Wine/Spirits
Cellular Telecom
Commercial Services - Finance
Commercial Services
Computers
Cosmetics and Toiletries
Dialysis Centers
Diversified Banking
Diversified Manufacturing
E-Commerce Products
E-Marketing/Information
Electronic Components/Semi-Cond
Finance - Other Services
Food - Confectionery
Food - Miscellaneous
Industrial Gases
Investment Companies
Medical - Drugs
Medical - HMO
Metal - Copper
Metal - Diversified
Networking Products
Oil Companies - Exploration & Production
Optical Supplies
Other
Pipelines
REITS - Diversified
REITS - Healthcare
REITS - Mortgage
Soap & Cleaning
Television
Tobacco
Web Portals/ISP
Industry

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2017
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 96.61%

DENMARK – 1.65%
Novo Nordisk	5,000	$214,450

FRANCE – 7.88%
Air Liquide Ord	1,000	123,456
Danone-Spons ADR	20,427	306,813
Essilor International	2,000	254,215
L’Oreal Ord	4,000	167,220
Pernod Ricard Ord	6,500	172,900

		1,024,604

GERMANY – 1.86%
Fresenius Medical Care AG & co.	5,000	241,650

GREAT BRITAIN – 10.49%
British American Tobacco	3,500	239,890
Coca-Cola European Partners	5,000	203,350
Diageo PLC	2,000	239,660
Reckitt Benckiser Group	10,000	207,000
Rio Tinto PLC Spon ADR	8,500	359,635
Vodafone Group PLC-SP ADR	4,000	114,920

		1,364,455

NETHERLANDS – 2.55%
Unilever NV Certificates	6,000	331,620

SPAIN – 1.07%
Grifols SA	5,000	139,117

SWITZERLAND – 7.21%
Chocoladefabriken Lindt & Sprungli AG	45	260,951
Nestle SA Cham ET Vevey	3,500	305,200
Roche Holding AG-GENUSSC	6,000	190,800
SGS SA Reg D	7,500	181,725

		938,676

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2017
(unaudited)

		Fair
	Shares	Value

UNITED STATES – 63.90%
Aetna Inc. **	1,500	$227,745
Alphabet Inc - Class C *	400	363,492
Amazon.Com Inc. *	600	580,800
Anadarko Petroleum Corp. **	4,400	199,496
Apple Inc.	3,000	432,060
Bank of America Corp.	12,500	303,250
BGC Partners Inc - Class A	35,000	442,400
BGC Partners, Inc. PFD, 8.125%	5,000	128,200
Bluerock Residential	3,000	75,660
Bristol-Myers Squibb Co. **	2,000	111,440
CBS Corp.	5,000	318,900
Cisco Systems Inc.	10,000	313,000
The Coca-Cola Co.	3,500	156,975
Colony Northstar Inc - Class A	25,659	361,535
Colony Northstar Inc. Series E, 8.750%	2,000	54,000
Colony Northstar Inc., Series I, 7.150%	2,000	51,080
Delta Air Lines, Inc. **	5,000	268,700
Freeport-McMoRan Inc. * **	22,500	270,225
GMAC Capital Trust Inc. PFD, Series 2, 8.125%	5,000	131,000
Gaming and Leisure Properties	5,000	188,350
General Electric Co.	2,000	54,020
Goldman Sachs Group Inc., Series N, 6.300%	4,000	109,680
KKR Financial Holdings PFD, Series A, 7.375%	3,000	78,240
Kinder Morgan, Inc.	14,500	277,820
Lexington Realty Trust REIT	20,000	198,200
Morgan Stanley PFD, Series G, 6.625%	3,000	82,170
MPLX LP	10,000	334,000
New Media Investment Group	25,000	337,000
New Senior Investment Group	20,000	201,000
Nvidia Corp. **	1,000	144,560
Paypal Holdings Inc. **	4,000	214,680
Pebblebrook Hotel Trust PFD, Series C, 6.500%	3,500	88,060
Philip Morris International	2,000	234,900
Starwood Property Trust Inc.	12,500	279,875
THL Credit Inc.	32,500	323,375

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2017
(unaudited)

		Fair
	Shares	Value

United Technologies Corp.	1,250	$152,638
Western Gas Partners LP	4,000	223,760

		8,312,286

TOTAL COMMON STOCKS
(Cost: $11,208,235)		12,566,858

TOTAL INVESTMENTS – 96.61%		12,566,858
(Cost: $11,208,235)
Other assets, net of liabilities – 3.39%		441,301

NET ASSETS – 100.00%		$13,008,159

OPTIONS WRITTEN – (0.89)%	Contracts

CALL OPTIONS - (0.89)%
Anadarko Petroleum Corp.
Expiration: January 2018, Exercise Price $72.50	50	(325)
Aetna Inc
Expiration October 2017, Exercise Price $130.00	20	(46,150)
Bristol-Myers Squibb
Expiration September 2017, Exercise Price $17.50	20	(12,820)
Delta Air Line
Expiration: September 2017, Exercise Price $55.00	25	(4,675)
Freeport MCM C
Expiration: August 2017, Exercise Price $17.00	150	(300)
Nvidia Corp.
Expiration September 2017, Exercise Price $115.00	10	(32,550)
Paypal Holdings
Expiration January 2018, Exercise Price $46.00	20	(19,000)

		(115,820)

TOTAL OPTIONS WRITTEN – (0.89)%
(Premiums received: $117,568)		$(115,820)

* Non-income producing
** All or a portion of position is segregated as collateral for call options. The segregated market value of collateral is $1,208,200.
ADR – Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (unaudited)

ASSETS
Investments at fair value (identified cost of $11,208,235) (Note 1)	$12,566,858
Cash	203,606
Foreign currency at fair value (cost of $10,436)	10,503
Receivable for securities sold	284,958
Receivable for capital stock sold	11
Dividends receivable	31,715
Tax reclaim receivable at fair value (cost of $48,869)	45,602
Due from advisor	558
Prepaid expenses	37,707

TOTAL ASSETS	13,181,518

LIABILITIES
Call options written at fair value (premiums received $117,568)	115,820
Payable for capital stock redeemed	49,057
Accrued 12b-1 fees	2,358
Accrued custodian and accounting fees	6,124

TOTAL LIABILITIES	173,359

NET ASSETS	$13,008,159

Net Assets Consist of :
Paid-in-capital applicable to 508,800 no par value shares of beneficial interest outstanding; unlimited shares authorized	$12,732,662
Accumulated net investment income (loss)	110,129
Accumulated net realized gain (loss) on investments and foreign currency currency transactions	(1,191,803)
Net unrealized appreciation (depreciation) of investments and foreign currency	1,357,171

Net Assets	$13,008,159

NET ASSET VALUE PER SHARE
Class A Shares:
Net Assets	$12,806,256
Shares Outstanding (Unlimited number of shares authorized without par value)	500,056
Net Asset Value, Offering and Redemption Price Per Share	$25.61

Maximum Offering Price Per Share*	$27.17

Class C Shares:
Net Assets	$201,903
Shares Outstanding (Unlimited number of shares authorized without par value)	8,744
Net Asset Value, Offering and Redemption Price Per Share	$23.09

Short-Term Deferred Sales Charge Price Per Share**	$22.86

*Includes maximum offering price with sales charge of 5.75%
**The Fund will impose a 1% deferred sales charge on shares redeemed within one year of purchase

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2017 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $25,177 and ADR fees of $2,209)	$229,636
Interest	596

Total investment income	230,232

EXPENSES
Investment management fees (Note 2)	80,614
Rule 12b-1 and servicing fees (Note 2)
Class A	15,867
Class C	1,024
Recordkeeping and administrative services (Note 2)	14,876
Accounting fees	16,142
Custody fees	11,677
Transfer agent fees (Note 2)	16,762
Professional fees	19,409
Filing and registration fees	9,679
Trustees fees	2,068
Compliance fees	3,467
Shareholder reports	8,303
Shareholder services (Note 2)	4,155
Other	9,187

Total expenses	213,230
Management fee waivers (Note 2)	(38,393)

Net expenses	174,837

Net investment income (loss)	55,395

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(213,503)
Net realized gain (loss) on call options written	(515)
Net realized gain (loss) on foreign currency transactions	(677)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,244,275
Net increase (decrease) in unrealized appreciation (depreciation) of call options written	1,748
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	4,150

Net realized gain (loss) on investments and foreign currencies and related transactions	1,035,478

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,090,873

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months
	ended June 30, 2017	Year ended
	(unaudited)	December 31, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$55,395	$54,497
Net realized gain (loss) on investments, call options written and foreign currency transactions	(214,695)	86,133
Net increase (decrease) in unrealized appreciation (depreciation) of investments, call options written and foreign currencies	1,250,173	(719,107)

Increase (decrease) in net assets from operations	1,090,873	(578,477)

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	36,771	42,919
Class C	2,500	–
Shares redeemed
Class A	(1,036,812)	(1,930,781)
Class C	(13,398)	(128,222)

Increase (decrease) in net assets from capital stock transactions	(1,010,939)	(2,016,084)

NET ASSETS
Increase (decrease) during period	79,934	(2,594,561)
Beginning of period	12,928,225	15,522,786

End of period*	$13,008,159	$12,928,225

*Includes undistributed net investment income (loss) of:	$110,129	$55,411

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares(1)

			Years ended December 31,

	For the
	six months
	ended
	June 30, 2017
	(unaudited)		2016	2015		2014	2013		2012

Net asset value, beginning of period	$23.54		$24.49	$23.30		$24.66	$22.07		$19.54

Investment activities
Net investment income (loss)	0.02		0.10	(0.03)		(0.15)	(0.11)		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.05		(1.05)	1.22		(1.21)	2.70		2.59

Total from investment activities	2.07		(0.95)	1.19		(1.36)	2.59		2.53

Net asset value, end of period	$25.61		$23.54	$24.49		$23.30	$24.66		$22.07

Total Return(2)	8.79%	*	(3.88% )	5.11%		(5.52% )	11.74%		12.95%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.29%	*	3.50%	3.88%		3.48%	2.96%		2.91%
Expenses, net of waiver	2.70%	*	2.75%	2.75%		2.75%	2.75%		2.75%
Net investment income (loss)	0.87%	*	0.40%	(0.14%	)	(0.61% )	(0.45%	)	(0.28%	)
Portfolio turnover rate	29.33%	**	35.44%	72.64%		40.57%	61.21%		141.77%
Net assets, end of period (000’s)	$12,806		$12,732	$15,187		$17,572	$23,076		$25,509

(1) Per share amounts calculated using the average shares outstanding throughout the period.
(2) Total return does not reflect applicable sales charges.
* Annualized
** Not annualized

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares(1)

			Years ended December 31,

	For the
	six months
	ended
	June 30, 2017
	(unaudited)		2016	2015		2014	2013		2012

Net asset value, beginning of period	$21.31		$22.33	$21.40		$22.83	$20.59		$18.37

Investment activities
Net investment income (loss)	0.01		(0.08)	(0.20)		(0.29)	(0.26)		(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.77		(0.94)	1.13		(1.14)	2.50		2.42

Total from investment activities	1.78		(1.02)	0.93		(1.43)	2.24		2.22

Net asset value, end of period	$23.09		$21.31	$22.33		$21.40	$22.83		$20.59

Total Return	8.35%	*	(4.57% )	4.35%		(6.26% )	10.88%		12.09%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.04%	*	4.25%	4.63%		4.34%	3.71%		3.66%
Expenses, net of waiver	3.45%	*	3.50%	3.50%		3.50%	3.50%		3.50%
Net investment income (loss)	0.12%	*	(0.35% )	(0.89%	)	(1.29% )	(1.20%	)	(1.03%	)
Portfolio turnover rate	29.33%	**	35.44%	72.64%		40.57%	61.21%		141.77%
Net assets, end of period (000’s)	$202		$196	$336		$450	$922		$865

(1) Per share amounts calculated using the average shares outstanding throughout the period.
* Annualized
** Not annualized

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Fund (the “Fund”), previously the European Equity Fund, is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history. As of June 30, 2017, the Fund offered Class A and Class C shares.

The objective of the Fund is to provide a competitive level of total return consisting of income and growth.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities which are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Denmark	$214,450	$–	$–	$214,450
France	1,024,604	–	–	1,024,604
Germany	241,650	–	–	241,650
Great Britain	1,364,455	–	–	1,364,455
Netherlands	331,620	–	–	331,620
Spain	139,117	–	–	139,117
Switzerland	938,676	–	–	938,676
United States	8,312,286	–	–	8,312,286

Common Stocks	$12,566,858	$–	$–	$12,566,858

Call Options
Written	($115,820)	$–	$–	($115,820)

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the six months ended June 30, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2017.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2016) or expected to be taken in the Fund’s 2017 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2017, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75%. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 1.00% on the proceeds of Class C shares redeemed within 1 year of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction,

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. At June 30, 2017, the value of options written amounted to $115,820 against which collateral of $1,208,200, comprised of securities, was held. The collateral includes certain long-term investments held long as shown in the Schedule of Investments.

The activity in options written during the six months ended June 30, 2017 is as follows:

		Premiums
Call Options	Contracts	Received

Options outstanding, beginning of period	139	$63,089
Options assigned	(60)	(17,427)
Options expired	(25)	(9,599)
Options written	340	135,008
Options closed	(99)	(53,503)

Options outstanding, end of period	295	$117,568

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at June 30, 2017 is as follows:

Derivatives not
Designated as		Fair Value
Hedging	Statement of Assets and	Liability
Instruments	Liabilities Location	Derivatives

Equity Contracts	Call Options Written at fair value	$(115,820)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2017 is as follows:

Change in
Unrealized
		Realized	Appreciation
Derivatives not		Gain (Loss)	(Depreciation)
Designated as		on Derivatives	on Derivatives
Hedging	Statement of	Recognized	Recognized
Instruments	Operations Location	in Income*	in Income**

Equity Contracts	Net realized gain (loss)
	on call options written	$(515)	$ –

Net increase (decrease) in
unrealized appreciation
(depreciation) of call
	options written	$ –	$1,748

* Statement of Operations location: Net realized gain (loss) on call options written.
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) of call options written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC (“CCM”) provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a Sub-Advisory Agreement with Shikiar Asset Management, Inc. (“SAM”). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of SAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, SAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. SAM, with CCM’s

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, CCM pays SAM at the annualized rate of 0.55% for net assets in the Fund of up to $50 million and 0.50% on net assets greater than $50 million. SAM’s fee for sub-advisory services is paid by CCM and not by the Fund.

CCM received, waived and reimbursed expenses for the six months ended June 30, 2017 as follows:

Management Fee	Management Fee	Expenses
Earned	Waived	Reimbursed

$80,614	$38,393	$–

The Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business until April 30, 2018 so that the ratio of total annual operating expenses for the Fund is limited to 2.35% of the Fund’s annual average net assets. Prior to May 1, 2017, the Advisor had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 2.50%. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during the previous three (3) years less any reimbursements previously paid. Each waiver or reimbursement of an expense the by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. This expense limitation agreement may be terminated by the Advisor or the Board of Trustees of the Trust at any time after April 30, 2018. The total amount of recoverable reimbursements as of June 30, 2017 was $495,936 and expires as follows:

Recoverable Reimbursements and Expiration Date

2017	2018	2019	2020

$157,563	$192,856	$107,124	$38,393

The Fund has adopted Distribution and Service Plans for the Fund’s Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.

The Fund has adopted a Distribution Plan (the “Class C Plan”) for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees.

For the six months ended June 30, 2017, the following fees under the Plans were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$15,867
Class C	12b-1	$1,024

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. For the six months ended June 30, 2017, shareholder service fees of $4,155 were incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge (“DSC”) of 1.00% for certain Fund share redemptions occurring within one year of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended June 30, 2017, FDCC received $7,690 of such fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended June 30, 2017, the following fees were earned:

Administration	Transfer Agent

$14,876	$16,762

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

Certain officers of the Trust are also officers and/or directors of FDCC, CCM and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of the The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes for the six months ended June 30, 2017, were as follows:

Purchases	Sales

$3,669,175	$4,232,263

The above amounts do not include the following:

Premiums from Options Written	Written Options Bought Back

$135,008	$81,044

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. No distributions were paid during the six months ended June 30, 2017 or the year ended December 31, 2016.

As of June 30, 2017, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$110,129
Other accumulated losses	(1,191,803)
Net unrealized appreciation (depreciation) of investments, options written, and foreign currency	1,357,171

$275,497

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of December 31, 2016, the Fund has a capital loss carryforward of $881,483 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $18,792 may be carried forward indefinitely and retains the character of short-term capital gain. The remaining $862,691 will expire on December 31, 2017. At December 31, 2016, capital loss carryforwards of $4,800,648 expired.

As of June 30, 2017, cost for federal income tax purpose and net unrealized appreciation (depreciation) consists of:

Total Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$11,208,235	$1,697,179	$(338,556)	$1,358,623

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

The six months ended June 30, 2017 (unaudited)

	Class A Shares	Class C Shares
Shares sold	1,454	112
Shares reinvested	–	–
Shares redeemed	(42,163)	(579)

Net increase (decrease)	(40,709)	(467)

Year ended December 31, 2016

	Class A Shares	Class C Shares
Shares sold	8,813	–
Shares reinvested	–	–
Shares redeemed	(143,052)	(5,983)

Net increase (decrease)	(134,239)	(5,983)

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2017 (unaudited)

investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

GLOBAL STRATEGIC INCOME FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY CONTRACT RENEWAL

At a meeting held on February 22-23, 2017, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and Commonwealth Capital Management, LLC (the “Adviser”) in regard to the Global Strategic Income Fund (the “Global Fund”) and the renewal of the Sub-Advisory Agreement between the Adviser and Shikiar Asset Management, Inc. (the “Sub-Adviser”) in regard to the Global Fund (the Advisory Agreement and Sub-Advisory Agreement collectively referred to as “Advisory Agreements”).

Counsel reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement and Sub-Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Global Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Global Fund; (iv) the extent to which economies of scale would be realized if the Global Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Global Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s and Sub-Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Global Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Global Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Global Fund management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Global Fund; (v) compliance reports concerning the Global Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV (Part 1) of the Adviser and Form ADV (Part 1 and 2A) of the Sub-Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information (which was distributed in regard to the Sub-Adviser following the Meeting and was not a part of the Meeting Materials), a description of personnel and the services provided to the Global Fund, information on investment advice, performance, summaries of Global Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Global Fund; (iii) the anticipated effect of size on the Global Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their respective relationship with the Global Fund. It was noted that both the Adviser and the Sub-Adviser are privately held companies and they typically do not provide their financial information, although they each made such information available to the Board for purposes of its consideration of whether to approve the Advisory Agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the continuation of the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser.

In this regard, the Board considered the responsibilities the Adviser and Sub-Adviser would have under the Advisory Agreements. The Board reviewed the services to be provided by the Adviser and the Sub-Adviser to the Global Fund including, without limitation: the Sub-Adviser’s procedures for formulating investment recommendations and assuring compliance with the Global Fund’s investment objectives and limitations. The Board noted that the Sub-Adviser did not manage

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

other accounts in a manner similar to that of the Global Fund although it noted that the Sub-Adviser did have prior experience applying its investment strategy in the global context. The Board considered the Adviser’s and Sub-Adviser’s staffing, personnel, the education and experience of their respective personnel, and their methods of operation, and it concluded that the foregoing were satisfactory in light of the services to be rendered to the Global Fund by the Adviser and Sub-Adviser. The Board also considered the adequacy of the Adviser’s and Sub-Adviser’s compliance programs, including representations from the Trust’s Chief Compliance Officer that the policies and procedures under the program were adequate and the Board determined that the compliance program was satisfactory in light of the services to be rendered to the Global Fund by the Adviser and Sub-Adviser. After reviewing the foregoing and further information from the Adviser and Sub-Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Global Fund.

Investment Performance of the Global Fund and the Adviser and Sub-Adviser.

The Board considered that the Sub-Adviser did not currently manage separate accounts with the same investment global mandate as the Global Fund although it manages domestic accounts with the same strategy. The Board noted that the Global Fund slightly outperformed its European Stock Classification peer group median for the one-year period ended December 31, 2016. For the 3-year period it outperformed its European Stock Classification peer group median and for the five and ten-year periods it underperformed this peer group median. The Trustees also received information for comparison of the Global Fund to the Morningstar Foreign Large Value Classification noting that it underperformed for the one-year period ended December 31, 2016, outperformed for the 3-year period, underperformed for the five-year period, and closely tracked the performance for the ten-year period, all ending the same date. The Board noted that the Sub-Adviser has not been advising the Global Fund for a long period of time. The Board also observed that although the investment mandate for the Global Fund had been modified, the Sub-Adviser expressed the view that the category classification for the Global Fund in the European Stock Classification remained appropriate at this time; however, the Sub-Adviser noted that it may be more appropriate in the future to consider a comparison to a different category classification. The Board also considered that the Adviser did not advise any other separate accounts other than the Global Fund for which it had delegated portfolio management responsibilities similar to those of the Global Fund, and therefore the Board concluded that the investment performance of the Adviser was not a relevant consideration. The Board concluded that the investment performance information presented for the Global Fund and the Sub-Adviser was satisfactory.

The costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Global Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the Global Fund, the Trustees considered the Adviser and Sub-Adviser’s staffing, personnel, and methods

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

of operating of the Adviser and Sub-Adviser. The Trustees discussed the financial condition of the Adviser and Sub-Adviser and noted that financial information related to the Sub-Adviser would be provided to the Trustees under separate cover after the Meeting. The Trustees reviewed the financial information pertaining to the Adviser, including a letter of support from the principal of the Adviser. The Trustees considered the level of commitment to the Global Fund by the principals of each of the Adviser and Sub-Adviser and the projected overall expenses of the Global Fund. The Trustees noted the relationship of the key principal of the Adviser to the Fund’s other service providers, and the verbal commitment of that key principal to satisfy the obligations of the Adviser with respect to the Fund. The Trustees noted representations from the Adviser that it was not profitable with regards to the Global Fund and a representation from the Sub-Adviser that it was profitable in regards to the Global Fund. The Trustees considered the expected fees and expenses of the Global Fund (including the management fee and sub-advisory fee). The Trustees noted that the management fee (including the sub-advisory fee) was at the high end in the European Stock Classification and significantly over the median level of the Foreign Large Value Classification category. The Trustees also considered the sub-advisory fee as compared to other funds in the Category that utilized sub-advisers. The Trustees also noted that the overall expense ratio was on the higher end of each category. Notwithstanding, the Trustees noted the initiatives of the Adviser to put in place the Sub-Adviser and the early positive performance of the Sub-Adviser and they concluded that the fee structure was acceptable and reflective of a fee structure for the Adviser and the Sub-Adviser that could have been negotiated at arms-length in light of all of the surrounding circumstances.

Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

The extent to which economies of scale would be realized as the Global Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Global Fund’s investors.

In this regard, the Board considered the Global Fund’s fee arrangements with the Adviser and Sub-Adviser. The Trustees noted that while the sub-advisory fee had a breakpoint and would decrease as assets increased, this breakpoint would not benefit the Global Fund as the sub-advisory fee is paid by the Adviser. The Trustees considered that the sub-advisory fee structure would not allow the Global Fund to realize economies of scale. The Trustees noted that the management fee payable to the Adviser was on the high end of management fees in the Foreign Large Blend Classification for the Global Fund. The Trustees noted that the contractual fee payable to the Adviser did, in fact, have breakpoints built into its structure; however, the Trustees noted that the asset level of the Fund was currently too low to allow the Global Fund to benefit from the breakpoint fee structure. The Trustees recognized that the Global Fund may benefit from economies of scale under its agreements with service providers other than the Adviser. The Trustees noted that the Adviser had

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

agreed to limit the Global Fund’s expenses pursuant to an expense limitation agreement and that the overall expenses of the Global Fund, taking into consideration the expense limitation agreement, were above the median for its category, but not the highest in the category. Following further discussion, the Board determined that the Global Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by the Adviser and Sub-Adviser.

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Global Fund by the Sub-Adviser, as well as those of the Adviser assigned to provide services to the Global Fund. The Trustees noted the new Chief Compliance Officer introduced during the Meeting for the Adviser and his background and credentials. The Trustees noted that he had considerable experience to bring to the management of the Global Fund. The Board considered the basis of decisions to buy or sell securities for the Global Fund and the Sub-Adviser’s other accounts and concluded that those processes were appropriate to manage any potential conflicts of interests. The Board also considered the Sub-Adviser’s policies with respect to the utilization of soft dollar payments with broker/dealers and concluded that those policies were appropriate and fair to the Global Fund. The Board also considered the substance and administration of the Sub-Adviser’s code of ethics. Based on the foregoing, the Board determined that the Sub-Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Sub-Adviser specified that it would receive no benefits, other than receipt of sub-advisory fees in managing the assets of the Global Fund, and in the case of the Adviser, it was noted that there was a benefit to be derived from its affiliates that provide other services to the Global Fund as well as the receipt of advisory fees although such benefits were de minimis at this time in light of the low asset level and the expense limitation arrangement in place for the Global Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the renewal of the Advisory Agreements for an additional one-year term.

GLOBAL STRATEGIC INCOME FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments Class A shares or deferred sales charges or redemption fees on certain redemptions made within 1 year of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2017 and held for the six months ended June 30, 2017.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GLOBAL STRATEGIC INCOME FUND – continued
FUND EXPENSES (unaudited)

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Annualized Expense Ratio	Expenses Paid During Period Ended* (6/30/17)
Class A Actual	$1,000	$1,087.94	2.70%	$13.98
Class A Hypothetical**	$1,000	$1,011.50	2.70%	$13.47
Class C Actual	$1,000	$1,083.53	3.45%	$17.82
Class C Hypothetical**	$1,000	$1,007.75	3.45%	$17.17

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses.

Investment Adviser:
Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:
Shikiar Asset Management, Inc.
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust, investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.               EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
President and Principal
Executive Officer

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
President and Principal
Executive Officer

Date: September 7, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Treasurer and Principal
Financial Officer

Date: September 7, 2017

* Print the name and title of each signing officer under his or her signature.